Fair Value Measurements (Non-Recurring Fair Value Measurements) (Details) - Non-recurring - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments To Assets Measured At Fair Value On Non Recurring Basis	$ (2,177)	$ (729)
Financing receivables and loans held for sale
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments To Assets Measured At Fair Value On Non Recurring Basis	(69)	(16)
Cost and equity method investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments To Assets Measured At Fair Value On Non Recurring Basis	(506)	(286)
Long Lived Assets, Including Real Estate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments To Assets Measured At Fair Value On Non Recurring Basis	(1,603)	(427)
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing receivables and loans held for sale	0	1
Cost and equity method investments	1	0
Long-lived assets	2	102
Assets Fair Value Disclosure	3	103
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing receivables and loans held for sale	154	8
Cost and equity method investments	436	346
Long-lived assets	882	689
Assets Fair Value Disclosure	$ 1,471	$ 1,044